CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2015	Oct. 31, 2014	Jul. 31, 2015	Jul. 31, 2014
Income Statement [Abstract]
REVENUE	$ 14,301	$ 24,840	$ 114,433	$ 26,539
COST OF GOODS SOLD	11,285	17,681	94,210	25,334
GROSS PROFIT	3,016	7,159	20,223	1,205
OPERATING EXPENSES
Sales and marketing expenses	122,232	127,291	480,612	382,165
General and administrative expenses	268,264	213,145	1,079,373	626,125
LOSS FROM OPERATIONS	(387,480)	(333,277)	(1,539,762)	(1,007,085)
OTHER INCOME (EXPENSE)
Interest expense	(304,120)	(74,269)	(638,914)	(365,275)
NET LOSS	$ (691,600)	$ (407,546)	$ (2,178,676)	$ (1,372,360)
NET LOSS PER COMMON SHARE - Basic and fully diluted (in dollars per share)	$ (0.3)	$ (0.52)	$ (2.20)	$ (2.12)
COMMON SHARES OUTSTANDING Basic and fully diluted (in shares)	2,281,571	780,418	988,456	647,245